Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 7,052	$ 5,835	$ 5,096
Depreciation	973	971	1,067
Net amortization of securities	1,483	1,059	666
Proceeds from sale of loans in secondary market	29,573	13,637	16,825
Loans disbursed for sale in secondary market	(28,947)	(13,251)	(16,463)
Amortization of mortgage servicing rights	179	121	122
(Recovery) impairment of mortgage servicing rights	(21)	(33)	30
Gain on sale of loans	(784)	(474)	(514)
Deferred tax (benefit) expense	(206)	340	(462)
Provision for loan losses	1,583	4,896	5,871
Common stock issued to ESOP	617	496	315
Earnings on bank owned life insurance and annuity assets	(782)	(725)	(741)
(Gain) loss on other real estate owned	(181)	(42)	177
Write-down of other real estate owned	331	1,266
Change in accrued interest receivable	815	(168)	192
Change in accrued liabilities	(98)	1,397	(718)
Change in other assets	(756)	857	866
Net cash provided by operating activities	10,831	16,182	12,329
Cash flows from investing activities:
Proceeds from maturities of securities available for sale	33,696	43,193	65,698
Purchases of securities available for sale	(43,436)	(43,007)	(69,014)
Proceeds from maturities of securities held to maturity	2,213	1,449	3,523
Purchases of securities held to maturity	(2,935)	(2,068)	(9,126)
Net change in loans	36,731	34,243	4,829
Proceeds from sale of other real estate owned	1,706	756	1,511
Purchases of premises and equipment	(437)	(449)	(673)
Purchases of bank owned life insurance and annuity assets	(1,177)	(2,611)	(286)
Net cash provided by (used in) investing activities	26,361	31,506	(3,538)
Cash flows from financing activities:
Change in deposits	(32,822)	(6,895)	47,137
Proceeds from common stock through dividend reinvestment	55
Cash dividends	(4,393)	(3,360)	(3,347)
Change in securities sold under agreements to repurchase		(38,107)	6,466
Proceeds from Federal Home Loan Bank borrowings	2,000	703	11,475
Repayment of Federal Home Loan Bank borrowings	(7,789)	(7,562)	(26,278)
Change in other short-term borrowings	(222)	(588)	(163)
Net cash provided by (used in) financing activities	(43,171)	(55,809)	35,290
Cash and cash equivalents:
Change in cash and cash equivalents	(5,979)	(8,121)	44,081
Cash and cash equivalents at beginning of year	51,630	59,751	15,670
Cash and cash equivalents at end of year	45,651	51,630	59,751
Supplemental disclosure:
Cash paid for interest	6,863	10,875	15,022
Cash paid for income taxes	4,033	445	2,016
Transfers from loans to other real estate owned	1,267	1,833	522
Other real estate owned sales financed by the Bank	$ 1,133	$ 344	$ 159